Stock Award Plans and Stock-based Compensation - Summary of Restricted Stock Unit Activity (Detail) - $ / shares		9 Months Ended	12 Months Ended
	Jan. 02, 2018	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Awarded				6,304,015
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding, beginning balance		38,125
Number of shares, Awarded	88,723		103,723
Number of shares, Vested		(159,182)	(65,598)
Number of shares, Canceled			0
Number of shares outstanding, ending balance			38,125
Weighted average grant date fair value outstanding, beginning balance		$ 3.35	$ 0
Weighted average grant date fair value, Awarded			3.56
Weighted average grant date fair value, Vested			3.68
Weighted average grant date fair value, Canceled			3.35
Weighted average grant date fair value outstanding, ending balance			$ 3.35	$ 0
Weighted average remaining contractual life			1 year 5 months 26 days